Other Income/(Expense)-Net (Schedule Of Other Income/(Expense)- Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income/(Expense) - Net [Abstract]
Market value gains related to deferred compensation trusts	$ 2,061	$ 148	$ 3,118
Loss on disposal of property and equipment	(424)	(698)	(640)
Interest income/ (expense)	383	281	(29)
Other - net		(418)	72
Total other income/(expense)	$ 2,020	$ (687)	$ 2,521